FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 7) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount	$ 17,361,475	$ 16,377,253
Loss allowance	(10,235,831)	(8,223,103)	$ (8,223,103)	$ (5,248,755)
Stage One [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Loss allowance	(1,759,775)	(1,601,051)
Stage Two [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Loss allowance	(1,215,323)	$ (1,042,597)
12-month expected credit losses [member]
Disclosure of financial assets investments and derivatives [Line Items]
Securities at amortized cost	3,481,928
Securities at fair value through other comprehensive income	3,329,738
12-month expected credit losses [member] | Stage One [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Securities at amortized cost	3,456,164
Securities at fair value through other comprehensive income	3,329,345
12-month expected credit losses [member] | Stage Two [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Securities at amortized cost	25,764
Securities at fair value through other comprehensive income	393
12-month expected credit losses [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount	3,493,658
Loss allowance	(11,730)
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Stage One [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount	3,467,285
Loss allowance	(11,121)
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Stage Two [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount	26,373
Loss allowance	(609)
12-month expected credit losses [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount	3,332,791
Loss allowance	(3,053)
12-month expected credit losses [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Stage One [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount	3,332,398
Loss allowance	(3,053)
12-month expected credit losses [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Stage Two [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount	393
Loss allowance	$ 0